Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets	The movement of intangible assets during the period is as follows:
	Brand	Subscribers Relationship	Application development	Originals and Sessions	Other intangibles	Work in progress	Total
	USD	USD	USD	USD	USD	USD	USD
2023
Cost:
At January 1, 2023	-	-	3,685,510	520,052	9,014,531	120,498	13,340,591
Additions	-	-	-	-	1,030,502	14,975	1,045,477
Additions – internally developed	-	-	166,667	-	-	-	166,667
Contract termination*	-	-	-	-	(8,750,000)	-	(8,750,000)
Transfers	-	-	-	10,450	-	(10,450)	-
At December 31, 2023	-	-	3,852,177	530,502	1,295,033	125,023	5,802,735

Amortization:
At January 1, 2023	-	-	2,632,912	433,818	2,670,706	-	5,737,436
Charge for the year	-	-	761,561	55,527	1,759,834	-	2,576,922
Contract termination*	-	-	-	-	(3,696,396)	-	(3,696,396)
At December 31, 2023	-	-	3,394,473	489,345	734,144	-	4,617,962

Net carrying amount:
At December 31, 2023 (Audited)	-	-	457,704	41,157	560,889	125,023	1,184,773

2024
Cost:
At January 1, 2024	-	-	3,852,177	530,502	1,295,033	125,023	5,802,735
Additions	76,000,000	19,000,000	-	-	-	-	95,000,000
Additions – internally developed	-	-	237,539	-	-	-	237,539
Transfers	-	-	-	3,171	-	(3,171)	-
Write-off	-	-	-	-	-	(16,874)	(16,874)
At June 30, 2024	76,000,000	19,000,000	4,089,716	533,673	1,295,033	104,978	101,023,400

Amortization:
At January 1, 2024	-	-	3,394,473	489,345	734,144	-	4,617,962
Charge for the period	-	1,578,996	334,699	9,556	435,383	-	2,358,634
At June 30, 2024	-	1,578,996	3,729,172	498,901	1,169,527	-	6,976,596

Net carrying amount:
At June 30, 2024 (Unaudited)	76,000,000	17,421,004	360,544	34,772	125,506	104,978	94,046,804

Schedule of Amortization Charged	Amortization charged is allocated as follows:
	For the six-month period ended June 30
	(Unaudited)	(Unaudited)
	2024	2023
	USD	USD

Selling and marketing expenses	-	944,343
Cost of revenue (note 6)	2,323,251	706,792
General and administrative expenses (note 8)	35,384	2,449
	2,358,635	1,653,584